Leases	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Leases

(6) Leases

The Company is party to various operating leases for production facilities, vehicles and sites upon which advertising structures are built. The leases expire at various dates, and have varying options to renew and to cancel and may contain escalation provisions. The following is a summary of minimum annual rental payments required under those operating leases that have original or remaining lease terms in excess of one year as of December 31, 2013:

2014	$155,374
2015	$125,503
2016	$109,737
2017	$94,932
2018	$80,956
Thereafter	$595,410

Rental expense related to the Company’s operating leases was $222,638, $209,110, and $205,378 for the years ended December 31, 2013, 2012 and 2011, respectively.